INCOME TAX - Income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
INCOME TAX
Current income tax provision	¥ 30	$ 4	¥ 18,339	¥ 10,214
Deferred income tax benefit	0	0	0	(624,088)
Income tax expenses (benefit)	¥ 30	$ 4	¥ 18,339	¥ (613,874)